Significant Accounting Policies - Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 1,441	$ 545	$ 1,693
Restricted cash, current portion	535	255	141
Restricted cash, net of current portion	3,200	3,404	4,859
Total cash and cash equivalents and restricted cash	$ 5,176	$ 4,204	$ 6,693